Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Abstract]
Disclosure of detailed Information About Proportion Of Ownership Interest In Subsidiary [Table Text Block]
Following is general information about Himax Technologies, Inc.’s subsidiaries:

				Percentage of Ownership
Investor	Subsidiary	Main activities	Jurisdiction of Incorporation	January 1, 2017	December 31, 2017	December 31, 2018
Himax Technologies, Inc.	Himax Technologies Limited (“Himax Taiwan”)	IC design and sales	ROC	100.00%	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%	100.00%
Himax Technologies, Inc.	Himax Semiconductor, Inc. (1)	IC design and sales	ROC	100.00%	100.00%	-
Himax Technologies, Inc.	Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%	100.00%
Himax Technologies Limited	Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Suzhou) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Shenzhen) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%	100.00%

				Percentage of Ownership
Investor	Subsidiary	Main activities	Jurisdiction of Incorporation	January 1, 2017	December 31, 2017	December 31, 2018
Himax Technologies Limited	Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	82.55%	82.72%	82.70%
Himax Display, Inc.	Integrated Microdisplays Limited	LCOS design	Hong Kong	82.55%	82.72%	82.70%
Himax Display, Inc.	Himax Display (USA) Inc.	LCOS and MEMS design, sales and technical support	Delaware, USA	82.55%	82.72%	82.70%
Himax Technologies Limited	Himax Analogic, Inc.	IC design and sales	ROC	98.62%	98.62%	98.62%
Himax Technologies, Inc.	Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%	100.00%
Himax Technologies Limited	Himax Imaging, Ltd. (“Imaging Taiwan”)	IC design and sales	ROC	93.84%	93.72%	93.70%
Himax Imaging, Ltd.	Himax Imaging Corp.	IC design	California, USA	93.84%	93.72%	93.70%
Himax Technologies Limited	Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	99.21%	99.22%	99.22%
Himax Technologies Limited	Harvest Investment Limited	Investments	ROC	100.00%	100.00%	100.00%
Himax Technologies Limited	Liqxtal Technology Inc.	LC Lens design and sales	ROC	64.00%	64.00%	64.00%
Himax Technologies Limited	Himax IGI Precision Ltd. (2)	3D micro and nano structure mastering and prototype replication	Delaware, USA	-	100.00%	100.00%
Himax Technologies Limited	Emza Visual Sense Ltd. (3)	Visual sensors and efficient machine vision algorithm	Israel	-	45.10%	100.00%

Note 1:	For management purpose, Himax Semiconductor Inc. was merged into Himax Technologies Limited on July 2, 2018.
Note 2:	Himax IGI Precision Ltd. was newly incorporated on December 14, 2017, which is wholly owned by Himax Technologies Limited.
Note 3:	Emza Visual Sense Ltd. was wholly acquired by Himax Technologies Limited and becomes a subsidiary of the Company from June 28, 2018.

Diluted Earnings Per share [Table Text Block]
Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2017	2018

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$27,680	8,569
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	344,849	345,020
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08	0.02
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (1)	$0.16	0.05

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2017	2018

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$27,680	8,569
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	344,849	345,020
Unvested RSUs (in thousands)	54	49
	344,903	345,069
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08	0.02
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (1)	$0.16	0.05

Note 1: As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2017 and 2018 is 172,425 thousand and 172,510 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2017 and 2018 is 172,452 thousand and 172,534 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.